Financial income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Component Of Other Non Operating Income Expense [Abstract]
Bank charges and other financial expenses	$ (596)	$ (134)	$ (369)
Amortization of discount and issuance costs of convertible notes	(2,527)	(20,029)	(4,036)
Derivatives and hedging	(875)	0	0
Exchange rate gain (loss), net	1,141	(1,273)	(262)
Interest income	6,481	1,923	1,867
Financial income (expenses), net	$ 3,624	$ (19,513)	$ (2,800)